CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,047)	$ (2,418)	$ (2,288)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,264	3	19
Property, plant and equipment write-off		3
Inventory write-off		1
Transaction cost from issue of convertible notes	44	106
Deferred income taxes	(315)
Bad debt provision	195	1
Change in fair value of warrant derivative liability		(2)	(19)
Share-based compensation expenses	1,566	239	538
Loss on change in fair value of convertible notes	1,500	1,041
Change in operating assets
Accounts receivable, trade	(96)	676	14,275
Notes receivable			1,316
Other receivables and prepayments	(202)	(67)	521
Inventories	25	(27)	2,009
Prepaid income tax		17	(17)
Advances to suppliers	123	(99)	(42,814)
Other current assets		53	53
Change in operating liabilities
Accounts payables, trade	186	(556)	13,495
Other payables and accrued liabilities	90	22	1,943
Customer deposits	(412)	245	(200)
Taxes payable	0	0	385
Net cash used in operating activities	(1,079)	(762)	(10,784)
CASH FLOWS FROM INVESTING ACTIVITIES:
Advances to an unrelated third party	(6,743)
Proceeds from acquisition of a subsidiary, net of cash acquired of $1	1
Proceeds from disposal of subsidiaries, net of cash disposed of $25		89,766	(25)
Refund of deposit paid for acquisition of a subsidiary	33,280
Deposits paid for acquisition of subsidiaries	(33,288)	(89,302)
Net cash (used in) provided by investing activities	(6,750)	464	(25)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payments on short-term loan			(2,599)
Proceeds from loan from a shareholder	88	405	600
Payments on loan from a shareholder	(88)	(505)	(500)
Proceeds from convertible notes	298	696
Proceeds from shares issuance	7,001
Advances from an unrelated party	221
Net cash provided by (used in) financing activities	7,520	596	(2,499)
EFFECT OF EXCHANGE RATE ON CASH	(7)	(45)	(97)
(DECREASE) INCREASE IN CASH	(316)	253	(13,405)
CASH, beginning of year	345	92	13,497
CASH, end of year	29	345	92
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	6		304
Cash paid for income taxes			963
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Receivable from convertible note holders under promissory notes		359
Common stock issued and to be issued on conversion of convertible notes	3,674	76
Common stock issued for acquisition of a subsidiary	4,080
Receivable from the sale of a subsidiary			$ 91,379